UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR
§§ 210-12.12-12.14], are attached hereto.

Schedule of Investments

July 31, 2018 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
U.S. Common Stock (55.6%)
Aerospace & Defense (1.1%)
Huntington Ingalls Industries	70	$17
Spirit AeroSystems Holdings, Cl A	400	37
Triumph Group	200	4

		58

Agricultural Products (0.6%)
Fresh Del Monte Produce	400	15
Ingredion	200	20

		35

Air Freight & Logistics (0.4%)
FedEx	80	20

Aircraft (1.6%)
Delta Air Lines	500	28
JetBlue Airways*	900	16
United Continental Holdings*	500	40

		84

Apparel Retail (0.5%)
Gap	900	27

Asset Management & Custody Banks (0.9%)
Ameriprise Financial	300	44
Quilter(A)*	1,000	2

		46

Automotive (2.6%)
Ford Motor	1,700	17
General Motors	800	30
Goodyear Tire & Rubber	1,200	29
Lear	160	29
Winnebago Industries	800	32

		137

Automotive Retail (0.4%)
Absa Group	800	10
Group 1 Automotive	200	14

		24

Banks (4.0%)
Bank of America	1,700	53
CIT Group	500	26
Citizens Financial Group	900	36
JPMorgan Chase	400	46
PNC Financial Services Group	100	15
Regions Financial	1,400	26
Wells Fargo	200	11

		213

LSV Global Value Fund

	Shares	Value (000)
Biotechnology (2.2%)
Amgen	300	$59
Biogen*	100	34
Gilead Sciences	300	23

		116

Broadcasting, Newspapers & Advertising (0.1%)
TEGNA	400	4

Chemicals (2.5%)
Celanese, Cl A	250	30
Eastman Chemical	300	31
Huntsman	1,200	40
LyondellBasell Industries, Cl A	300	33

		134

Commodity Chemicals (0.6%)
Kronos Worldwide	1,400	32

Computers & Services (2.5%)
Dell Technologies, Cl V*	55	5
DXC Technology	51	4
Hewlett Packard Enterprise	1,900	29
HP	1,500	35
NetApp	200	16
Seagate Technology	400	21
Western Digital	300	21

		131

Data Processing & Outsourced Services (0.3%)
Sykes Enterprises*	500	15

Drug Retail (0.7%)
Walgreens Boots Alliance	600	40

Electrical Components & Equipment (0.3%)
Eaton	200	17

Electrical Services (0.6%)
FirstEnergy	700	25
Public Service Enterprise Group	200	10

		35

Financial Services (2.3%)
Capital One Financial	400	38
Citigroup	800	57
Discover Financial Services	400	29

		124

Food, Beverage & Tobacco (1.3%)
Britvic	2,500	27
JM Smucker	200	22
Pilgrim’s Pride*	800	14

Schedule of Investments

July 31, 2018 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Food, Beverage & Tobacco (continued)
SUPERVALU*	214	$7

		70

General Merchandise Stores (0.9%)
Target	600	48

Health Care Distributors (0.5%)
Cardinal Health	200	10
McKesson	120	15

		25

Health Care Facilities (0.7%)
HCA Holdings	300	37

Health Care Services (0.3%)
Quest Diagnostics	140	15

Homefurnishing Retail (0.4%)
Aaron’s	500	22

Hotels & Lodging (0.4%)
Wyndham Hotels & Resorts	200	12
Wyndham Worldwide	200	9

		21

Household Products, Furniture & Fixtures (0.4%)
Whirlpool	160	21

Information Technology (0.5%)
Natixis	4,100	29

Insurance (4.7%)
Aetna	160	30
Aflac	600	28
Allstate	300	29
American Financial Group	150	17
Anthem	80	20
Hartford Financial Services Group	400	21
Lincoln National	400	27
MGIC Investment*	1,700	21
Old Mutual*	3,000	7
Prudential Financial	240	24
Travelers	200	26

		250

IT Consulting & Other Services (0.8%)
International Business Machines	300	43
Perspecta	25	1

		44

Machinery (2.1%)
Cummins	200	29
Meritor*	1,500	31

LSV Global Value Fund

	Shares	Value (000)
Machinery (continued)
Trinity Industries	400	$15
Volvo, Cl B	2,000	35

		110

Motorcycle Manufacturers (0.2%)
Harley-Davidson	200	9

Multimedia (0.2%)
Viacom, Cl B	300	9

Office Electronics (0.3%)
Xerox	575	15

Oil & Gas Storage & Transportation (0.1%)
DHT Holdings	1,600	7

Paper & Paper Products (0.2%)
Domtar	200	10

Paper Packaging (0.6%)
International Paper(B)	400	22
Packaging of America	100	11
WestRock	37	2

		35

Petroleum & Fuel Products (2.9%)
Chevron	150	19
China Petroleum & Chemical, Cl H	38,000	37
ExxonMobil	200	16
PBF Energy, Cl A	500	23
Valero Energy	500	59

		154

Pharmaceuticals (3.6%)
AbbVie	400	37
Johnson & Johnson	350	46
Lannett*	500	6
Merck	500	33
Pfizer	1,700	68

		190

Printing & Publishing (0.0%)
Gannett	150	2

Reinsurance (0.4%)
Everest Re Group	100	22

Retail (1.7%)
Brinker International	200	9
Dillard’s, Cl A	100	8
Kohl’s	500	37
Kroger	800	23

Schedule of Investments

July 31, 2018 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Retail (continued)
Macy’s	400	$16

		93

Semi-Conductors/Instruments (3.7%)
Applied Materials	700	34
Cirrus Logic*	600	26
Flextronics International*	600	8
Intel	1,300	63
Lam Research	200	38
Orbotech*	400	26

		195

Specialized REIT’s (0.3%)
Hospitality Properties Trust	500	14

Technology Distributors (0.7%)
Arrow Electronics*	300	23
Avnet	300	13

		36

Telephones & Telecommunications (3.1%)
AT&T	500	16
Cisco Systems	1,300	55
Corning	1,100	36
Juniper Networks	1,300	34
Verizon Communications	500	26

		167

Thrifts & Mortgage Finance (0.4%)
Radian Group	1,100	21

TOTAL U.S. COMMON STOCK (Cost $2,532)		2,963

Foreign Common Stock (41.3%)
Australia (1.4%)
Asaleo Care	7,900	4
Australian Pharmaceutical Industries	21,000	26
BlueScope Steel	1,900	25
Fortescue Metals Group	6,000	19
Retail Food Group	2,100	1

		75

Austria (0.5%)
Voestalpine	500	25

Belgium (0.4%)
Solvay	170	23

LSV Global Value Fund

	Shares	Value (000)
Canada (3.3%)
Air Canada, Cl B*	1,200	$22
BRP	500	23
Canadian Imperial Bank of Commerce	130	12
Industrial Alliance Insurance & Financial Services	600	25
Magna International	700	42
National Bank of Canada	300	15
Norbord	1,100	39

		178

Chile (0.3%)
Enel Americas	81,400	14

China (2.2%)
Air China, Cl H	12,000	11
China CITIC Bank, Cl H	24,000	15
China Resources Power Holdings	8,000	16
China Telecom, Cl H	64,000	30
Great Wall Motor, Cl H	14,500	10
Shanghai Pharmaceuticals Holding, Cl H	4,000	11
Sinotrans, Cl H	49,000	23

		116

France (2.9%)
Atos	160	22
AXA	800	20
BNP Paribas	300	20
Renault	140	12
Sanofi	500	43
Total	600	39

		156

Germany (2.6%)
Allianz	60	13
BASF	200	19
Daimler	300	21
Deutsche Post	500	18
Leoni	500	26
Muenchener Rueckversicherungs	50	11
Siemens	100	14
Volkswagen	100	17

		139

Hong Kong (1.6%)
China Water Affairs Group	14,000	18
Nine Dragons Paper Holdings	17,000	21

Schedule of Investments

July 31, 2018 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Hong Kong (continued)
PAX Global Technology	21,000	$10
Skyworth Digital Holdings	22,000	9
SmarTone Telecommunications Holdings	6,500	7
WH Group(A)	23,000	18

		83

Hungary (0.4%)
MOL Hungarian Oil & Gas	2,400	24

Indonesia (0.3%)
Bank Negara Indonesia Persero	27,700	14

Ireland (0.5%)
Smurfit Kappa Group	700	29

Israel (0.3%)
Bank Hapoalim	1,700	12
Teva Pharmaceutical Industries	200	5

		17

Italy (1.1%)
Astaldi*	900	2
Enel	7,000	39
Mediobanca Banca di Credito Finanziario	1,600	17

		58

Japan (7.7%)
Dowa Holdings	600	19
Heiwado	1,200	31
Isuzu Motors	1,500	20
ITOCHU	2,100	37
Kaken Pharmaceutical	400	21
KDDI	1,700	47
Konoike Transport	800	13
Lintec	500	15
Mixi	800	21
Nippon Telegraph & Telephone	900	42
Nissan Motor	2,500	24
Nitto Kogyo	500	8
ORIX	1,600	26
Resona Holdings	3,100	18
Senshu Ikeda Holdings	2,400	8
Shindengen Electric Manufacturing	300	14

LSV Global Value Fund

	Shares	Value (000)
Japan (continued)
SKY Perfect JSAT Holdings	1,500	$7
Towa Pharmaceutical	200	11
Tsubakimoto Chain	2,000	18
Valor	500	11

		411

Netherlands (1.7%)
Aegon	3,100	20
Royal Dutch Shell, Cl B	1,200	42
Signify	1,000	28

		90

New Zealand (0.1%)
SKY Network Television	1,700	3

Norway (0.9%)
DNB	1,800	36
Marine Harvest	600	13

		49

Russia (0.6%)
LUKOIL PJSC ADR	370	26
X5 Retail Group GDR	300	8

		34

South Korea (2.1%)
LG Uplus	2,500	35
Samsung Electronics	1,350	56
SK Telecom	100	22

		113

Spain (0.6%)
Distribuidora Internacional de Alimentacion	2,700	6
Mapfre	7,500	24

		30

Sweden (1.3%)
Bilia, Cl A	3,900	33
Hemfosa Fastigheter	1,000	14
Inwido	1,500	11
Nordea Bank	900	10

		68

Switzerland (1.8%)
Credit Suisse Group	900	14
Roche Holding AG	80	20
Swiss Life Holding	60	22

Schedule of Investments

July 31, 2018 (Unaudited)

LSV Global Value Fund

	Shares	Value (000)
Switzerland (continued)
Swiss Re	200	$18
UBS Group	1,300	21

		95

Taiwan (1.6%)
Compeq Manufacturing	28,000	28
Hon Hai Precision Industry*	8,000	22
Mitac Holdings*	18,000	20
Pegatron	6,000	13

		83

Thailand (0.5%)
Krung Thai Bank	21,700	13
Pruksa Holding	24,700	15

		28

Turkey (0.8%)
Eregli Demir ve Celik Fabrikalari	6,500	15
KOC Holding	5,500	16
TAV Havalimanlari Holding	1,600	9

		40

United Kingdom (3.8%)
3i Group	1,700	21
Acacia Mining	4,300	7
BAE Systems	4,500	39
Bellway	400	15
Berkeley Group Holdings	400	20
BP	1,800	13
Centrica	2,800	5
Halfords Group	2,500	11
J Sainsbury	6,000	26
Lloyds Banking Group	43,500	36
Restaurant Group	200	1
Senior	2,700	11

		205

TOTAL FOREIGN COMMON STOCK (Cost $2,183)		2,200

LSV Global Value Fund

	Shares	Value (000)
Preferred Stock (0.5%)
Brazil (0.5%)
Itausa 55.50%	9,457	$26

TOTAL PREFERRED STOCK (Cost $26)		26

	Face Amount (000)	Value (000)

Repurchase Agreement (1.6%)
Morgan Stanley 1.700%, dated 07/31/18, to be repurchased on 08/01/18, repurchased price $87 (collateralized by various U.S. Treasury Notes, par values ranging from $0 - $79, 1.875% - 2.625%, 09/30/22 – 03/31/25; with a total market value of $89)	$87	87

TOTAL REPURCHASE AGREEMENT (Cost $87)		87

Total Investments – 99.0% (Cost $4,828)		$5,276

Percentages are based on Net Assets of $5,331 (000).

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint-Stock Company

REIT — Real Estate Investment Trust

Schedule of Investments

July 31, 2018 (Unaudited)

The following is a list of the level of inputs used as of July 31, 2018, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2‡	Level 3	Total
U.S. Common Stock United States	2,963	–	–	2,963

Foreign Common Stock
Australia	75	–	–	75
Austria	25	–	–	25
Belgium	23	–	–	23
Canada	178	–	–	178
Chile	14	–	–	14
China	116	–	–	116
France	156	–	–	156
Germany	139	–	–	139
Hong Kong	83	–	–	83
Hungary	24	–	–	24
Indonesia	14	–	–	14
Ireland	29	–	–	29
Israel	17	–	–	17
Italy	58	–	–	58
Japan	411	–	–	411
Netherlands	90	–	–	90
New Zealand	3	–	–	3
Norway	49	–	–	49
Russia	34	–	–	34
South Korea	113	–	–	113
Spain	30	–	–	30
Sweden	68	–	–	68
Switzerland	95	–	–	95
Taiwan	83	–	–	83
Thailand	28	–	–	28
Turkey	40	–	–	40
United Kingdom	205	–	–	205

Total Foreign Common Stock	2,200	–	–	2,200

Total Preferred Stock	26	–	–	26

Total Repurchase Agreement	–	87	–	87

Total Investments in Securities	$5,189	$87	$–	$5,276

‡ Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. Changes in the classification between Level 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the period ended July 31, 2018, there were no transfers from Level 2 to Level 1 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the period ended July 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “ —“ are $0 or have been rounded to $0.

LSV-QH-006-0900

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018